EARNINGS PER UNIT AND CASH DISTRIBUTIONS	12 Months Ended
Dec. 31, 2015
EARNINGS PER UNIT AND CASH DISTRIBUTIONS [Abstract]
EARNINGS PER UNIT AND CASH DISTRIBUTIONS
EARNINGS PER UNIT AND CASH DISTRIBUTIONS

Earnings per unit have been calculated in accordance with the distribution guidelines set forth in the Partnership agreement and are determined by adjusting net income for the period by distributions made or to be made in relation to the period irrespective of the declaration and payment dates. The calculations of basic and diluted earnings per unit are presented below:

(in thousands of $ except unit and per unit data)	2015	2014	2013
Net income attributable to general partner and limited partner interests	162,136	174,154	141,296
Less: distributions paid (1)	(153,796)	(143,450)	(127,260)
Under distributed earnings	8,340	30,704	14,036
Under distributed earnings attributable to:
Common unitholders	3,235	13,347	6,649
Weighted average units outstanding (basic and diluted) (in thousands):
Common units	45,654	45,663	40,417
Earnings per unit (basic and diluted):
Common unitholders	2.38	2.47	2.31
Cash distributions declared and paid in the period per unit (2):	2.30	2.14	2.05
Subsequent event: Cash distributions declared and paid per unit relating to the period (3)	0.58	0.56	0.52
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(1)       This refers to distributions made or to be made in relation to the period irrespective of the declaration and payment dates and based on the number of units outstanding at the quarter end date. This also includes cash distributions to IDR holders for the years ended December 31, 2015, 2014 and 2013 of $8.7 million, $6.3 million and $4.9 million, respectively.
(2) Refers to cash distributions declared and paid during the period.
(3) Refers to cash distributions declared and paid subsequent to the period end.

As of December 31, 2015, of our total number of units outstanding, 69% (2014: 59%) were held by the public and the remaining units were held by Golar (including the general partner units representing a 2% interest).

Earnings per unit is determined by adjusting net income for the period by distributions made or to be made in relation to the period. Any earnings in excess of distributions are allocated to partnership units based upon the cash distribution guidelines in our First Amended and Restated Agreement of Limited Partnership (the “Partnership Agreement”). Any distributions in excess of earnings are allocated to partnership units based upon the allocation and distribution of amounts from partners’ capital accounts. The resulting earnings figure is divided by the weighted average number of units outstanding during the period.

The General Partner’s, common unitholders’ and subordinated unitholder’s interests in net income are calculated as if all net income was distributed according to the terms of the Partnership Agreement, regardless of whether those earnings would or could be distributed. The Partnership Agreement does not provide for the distribution of net income; rather, it provides for the distribution of available cash, which is a contractually defined term that generally means all cash on hand at the end of the quarter after establishment of cash reserves determined by our board of directors to provide for the proper conduct of our business including reserves for maintenance and replacement capital expenditure and anticipated credit needs. In addition, the General Partner and Golar Energy (both subsidiaries of Golar) as the holders of the incentive distribution rights are currently entitled to incentive distributions if the amount we distribute to unitholders with respect to any quarter exceeds specified target levels. Unlike available cash, net income is affected by non-cash items, such as depreciation and amortization, unrealized gains or losses on non-designated derivative instruments and foreign currency translation gains (losses).

Under the Partnership Agreement, during the subordination period, the common units will have the right to receive distributions of available cash from operating surplus in an amount equal to the minimum quarterly distribution of $0.3850 per unit per quarter, plus any arrearages in the payment of minimum quarterly distribution on the common units from prior quarters, before any distributions of available cash from operating surplus may be made on the subordinated units.

Distributions of available cash from operating surplus are to be made in the following manner for any quarter during the subordination period:

•	First, 98% to the common unitholders, pro rata, and 2% to the General Partner, until each common unit has received the minimum quarterly distribution for that quarter;

•
Second, 98% to the common unitholders, pro rata, and 2% to the General Partner, until each common unit has received an amount equal to any arrearages in payment of the minimum quarterly distribution on the common units for prior quarters during the subordination period; and

•	Third, 98% to the subordinated unitholders, pro rata, and 2% to the General Partner, until each subordinated unit has received the minimum quarterly distribution for that quarter.

In addition, the General Partner and Golar Energy currently hold all of the incentive distribution rights in the Partnership. Incentive distribution rights represent the right to receive an increasing percentage of quarterly distributions of available cash from operating surplus after the minimum quarterly distribution and the target distribution levels have been achieved.

If for any quarter during the subordination period:

•	we have distributed available cash from operating surplus to the common and subordinated unitholders in an amount equal to the minimum quarterly distribution; and

•	we have distributed available cash from operating surplus on outstanding common units in an amount necessary to eliminate any cumulative arrearages in payment of the minimum quarterly distribution;

then, we will distribute any additional available cash from operating surplus for that quarter among the unitholders, the General Partner and the holders of the incentive distribution rights in the following manner:

•	first, 98.0% to all unitholders, pro rata, and 2.0% to the General Partner, until each unit holder receives a total of $0.4428 per unit for that quarter (the “first target distribution”);

•
second, 85.0% to all unitholders, pro rata, 2.0% to the General Partner, and 13.0% to the holders of the incentive distribution rights, pro rata, until each unit holder receives a total of $0.4813 per unit for that quarter (the “second target distribution”);

•
third, 75.0% to all unitholders, pro rata, 2.0% to the General Partner, and 23.0% to the holders of the incentive distribution rights, pro rata, until each unit holder receives a total of $0.5775 per unit for that quarter (the “third target distribution”); and

•	thereafter, 50.0% to all unitholders, pro rata, 2.0% to the General Partner, and 48.0% to the holders of the incentive distribution rights, pro rata.

Distributions of available cash from operating surplus for any quarter after the subordination period has ended are to be made in the following manner:

•	first, 98.0% to all unitholders, pro rata, and 2.0% to the General Partner, until each outstanding unit has received an amount equal to the minimum quarterly distribution for that quarter;

•	second, 98.0% to all unitholders, pro rata, and 2.0% to the General Partner, until each outstanding unit receives a total of the first target distribution for that quarter;

•
third, 85.0% to all unitholders, pro rata, 2.0% to the General Partner, and 13.0% to the holders of the incentive distribution rights, pro rata, until each outstanding unit receives a total of the second target distribution for that quarter; and

•
fourth, 75% to all unitholders, pro rata, 2.0% to the General Partner, and 23.0% to the holders of the incentive distribution rights, pro rata, under each outstanding unit receives a total of the third target distribution for that quarter; and

•	thereafter, 50.0% to all unitholders, pro rata, 2.0% to the General Partner, and 48.0% to the holders of the incentive distribution rights, pro rata.

The percentage interests set forth above assume that the General Partner maintains its 2.0% general partner interest and that we do not issue additional classes of equity securities.